AMERIPRIME ADVISORS TRUST

                         MONTEAGLE LARGE CAP GROWTH FUND
                           MONTEAGLE FIXED INCOME FUND
                              MONTEAGLE VALUE FUND

                          Supplement dated May 10, 2005
                                     to the
                       Statement of Additional Information
                             Dated December 15, 2004

THE TABLES IN THE SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED TRUSTEES AND OFFICERS THAT PROVIDE INFORMATION REGARDING EACH TRUSTEE AND OFFICER WHO IS AN "INTERESTED PERSON" OF THE TRUST AND EACH TRUSTEE WHO IS NOT AN "INTERESTED PERSON" OF THE TRUST ARE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING:

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

--------------------------------------------------- ------------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
FUND COMPLEX,** TERM OF POSITION WITH TRUST         AND OTHER DIRECTORSHIPS
--------------------------------------------------- ------------------------------------------------------------------
Ronald C. Tritschler (1952)***                      Chief Executive Officer, Director and Legal Counsel of The Webb
                                                    Companies, a national real estate company, since 2001, Executive
Trustee, November 2002 to present                   Vice President and Director from 1990 to 2000; Director of First
                                                    State Financial since 1998; Director, Vice President and Legal
                                                    Counsel of The Traxx Companies, an owner and operator of
                                                    convenience stores, since 1989; Trustee of AmeriPrime Funds and
                                                    Unified Series Trust since December 2002; Trustee of CCMI Funds since June 2003.
--------------------------------------------------- ------------------------------------------------------------------
Anthony J. Ghoston (1959)                           Executive Vice President of Unified Fund Services, Inc., the
                                                    Trust's administrator, since June 2004, Senior Vice President
President, July 2004 to present                     from April 2003 to June 2004; Senior Vice President and Chief
                                                    Information Officer of Unified Financial Services, Inc., the
                                                    parent company of the Trust's administrator and distributor, from 1997 to November 2004; President of AmeriPrime Funds, CCMI
                                                    Funds, and Unified Series Trust since July 2004.
--------------------------------------------------- ------------------------------------------------------------------
Thomas G. Napurano (1941)                           Chief Financial Officer and Executive Vice President of Unified
                                                    Financial Services, Inc., the parent company of the Trust's
Chief Financial Officer and Treasurer, October      administrator and distributor, since 1989, Director from 1989 to
2002 to present                                     March 2002; Director of Unified Financial Securities, Inc., the
                                                    Trust's distributor, since December 2004, Chief Financial Officer and Executive Vice President since June 1990; Executive Vice
                                                    President, Treasurer, and Chief Financial Officer of Unified Fund
                                                    Services, Inc., the Trust's administrator, since 1990, Director since 2004; Treasurer and Chief Financial Officer of AmeriPrime
                                                    Funds since October 2002 and Unified Series Trust since December
                                                    2002; Treasurer and Chief Financial Officer of CCMI Funds since
                                                    June 2003; Treasurer of The Unified Funds from 1994 to 2002 and
                                                    Firstar Select Funds from 1997 to 2000.
--------------------------------------------------- ------------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                     Vice President of Unified Fund Services, Inc., the Trust's
                                                    administrator, since December 2003; Assistant Vice President of
Secretary, September 2004 to present                U.S. Bancorp Fund Services LLC from 2000 to December 2003, Trust
                                                    Officer from 1998 to 2000; Secretary of AmeriPrime Funds, CCMI
                                                    Funds and Unified Series Trust since September 2004; Principal
                                                    Accounting Officer of Lindbergh Funds from February 2004 to
                                                    February 2005.
--------------------------------------------------- ------------------------------------------------------------------
Lynn E. Wood (1946)                                 Chief Compliance Officer of AmeriPrime Funds, Unified Series
                                                    Trust, and CCMI Funds since October 2004; Chief Compliance
Chief Compliance Officer, October 2004 to present   Officer of Unified Financial Securities, Inc., the Trust's
                                                    distributor, since December 2004 and from 1997 to 2000, Chairman from 1997 to December 2004, President from 1997 to 2000;
                                                    Director of Compliance of Unified Fund Services, Inc., the
                                                    Trust's administrator, from October 2003 to September 2004;
                                                    Chief Compliance Officer of Unified Financial Services, Inc.,
                                                    the parent company of the Trust's administrator and distributor, from 2000 to 2004.
--------------------------------------------------- ------------------------------------------------------------------

* The address for each trustee and officer is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 26 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Fund Complex.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
COMPLEX,** TERM OF POSITION WITH TRUST                AND OTHER  DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992; Trustee of AmeriPrime
Trustee, July 2002 to present                         Funds since 1995 and Unified Series Trust since December 2002;
                                                      Trustee of CCMI Funds since June 2003; Trustee of Access
                                                      Variable Insurance Trust since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder of The Rose, Inc., a registered
                                                      investment advisor, since April 1993; Trustee of AmeriPrime
Chairman, December 2004 to present                    Funds and Unified Series Trust since December 2002; Trustee of
Trustee, November 2002 to present                     CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President of International Crankshaft Inc., an automotive
                                                      equipment manufacturing company, since 2004, Vice President
Trustee, November 2002 to present                     and General Manager from 1990 to 2003; Trustee of The Unified
                                                      Funds from 1994 to 2002; Trustee of Firstar Select Funds, a
                                                      REIT mutual fund, from 1997 to 2000; Trustee of AmeriPrime
                                                      Funds and Unified Series Trust since December 2002; Trustee of
                                                      CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------

* The address for each trustee and officer is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 26 series.

THE FIRST TWO PARAGRAPHS UNDER THE SECTION OF THE SAI ENTITLED FUND SERVICES ARE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING:

Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or officers or shareholders of Unified Financial Services, Inc. ("UFS"), the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee of $1.25 per shareholder account (subject to a monthly fee of $1,250).

In addition, Unified provides the Fund with fund accounting services, which include certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.05% of the Fund's assets up to $50 million, 0.04% of the Fund's assets from $50 million to $100 million, and 0.03% of the Fund's assets over $100 million (subject to various monthly minimum fees, the maximum being $1,667 per month).


THE SECTION OF THE SAI ENTITLED DISTRIBUTOR IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. A Trustee of the Trust is a shareholder of UFS, the parent company of the Distributor, and certain officers of the Trust are a director and/or officers of the Distributor and/or shareholders of UFS. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by UFS.

     This supplement and the Statement of Additional Information dated December 15, 2004 provide the information a prospective investor ought to know before investing and should be retained for future reference. The Statement of Additional Information, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission and can be obtained without charge by calling the Fund at 1-877-272-9746.

                            AMERIPRIME ADVISORS TRUST

                              POLYNOUS GROWTH FUND

                          Supplement dated May 10, 2005
                                     to the
                       Statement of Additional Information
                             Dated December 1, 2004

THE TABLES IN THE SECTION OF THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") ENTITLED TRUSTEES AND OFFICERS THAT PROVIDE INFORMATION REGARDING EACH TRUSTEE AND OFFICER WHO IS AN "INTERESTED PERSON" OF THE TRUST AND EACH TRUSTEE WHO IS NOT AN "INTERESTED PERSON" OF THE TRUST ARE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING:

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

--------------------------------------------------- ------------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
FUND COMPLEX,** TERM OF POSITION WITH TRUST         AND OTHER DIRECTORSHIPS
--------------------------------------------------- ------------------------------------------------------------------
Ronald C. Tritschler (1952)***                      Chief Executive Officer, Director and Legal Counsel of The Webb
                                                    Companies, a national real estate company, since 2001, Executive
Trustee, November 2002 to present                   Vice President and Director from 1990 to 2000; Director of First
                                                    State Financial since 1998; Director, Vice President and Legal
                                                    Counsel of The Traxx Companies, an owner and operator of
                                                    convenience stores, since 1989; Trustee of AmeriPrime Funds and
                                                    Unified Series Trust since December 2002; Trustee of CCMI Funds since June 2003.
--------------------------------------------------- ------------------------------------------------------------------
Anthony J. Ghoston (1959)                           Executive Vice President of Unified Fund Services, Inc., the
                                                    Trust's administrator, since June 2004, Senior Vice President
President, July 2004 to present                     from April 2003 to June 2004; Senior Vice President and Chief
                                                    Information Officer of Unified Financial Services, Inc., the
                                                    parent company of the Trust's administrator and distributor, from 1997 to November 2004; President of AmeriPrime Funds, CCMI
                                                    Funds, and Unified Series Trust since July 2004.
--------------------------------------------------- ------------------------------------------------------------------
Thomas G. Napurano (1941)                           Chief Financial Officer and Executive Vice President of Unified
                                                    Financial Services, Inc., the parent company of the Trust's
Chief Financial Officer and Treasurer, October      administrator and distributor, since 1989, Director from 1989 to
2002 to present                                     March 2002; Director of Unified Financial Securities, Inc., the
                                                    Trust's distributor, since December 2004, Chief Financial Officer and Executive Vice President since June 1990; Executive Vice
                                                    President, Treasurer, and Chief Financial Officer of Unified Fund
                                                    Services, Inc., the Trust's administrator, since 1990, Director since 2004; Treasurer and Chief Financial Officer of AmeriPrime
                                                    Funds since October 2002 and Unified Series Trust since December
                                                    2002; Treasurer and Chief Financial Officer of CCMI Funds since
                                                    June 2003; Treasurer of The Unified Funds from 1994 to 2002 and
                                                    Firstar Select Funds from 1997 to 2000.
--------------------------------------------------- ------------------------------------------------------------------
Freddie Jacobs, Jr., CPA (1970)                     Vice President of Unified Fund Services, Inc., the Trust's
                                                    administrator, since December 2003; Assistant Vice President of
Secretary, September 2004 to present                U.S. Bancorp Fund Services LLC from 2000 to December 2003, Trust
                                                    Officer from 1998 to 2000; Secretary of AmeriPrime Funds, CCMI
                                                    Funds and Unified Series Trust since September 2004; Principal
                                                    Accounting Officer of Lindbergh Funds from February 2004 to
                                                    February 2005.
--------------------------------------------------- ------------------------------------------------------------------
Lynn E. Wood (1946)                                 Chief Compliance Officer of AmeriPrime Funds, Unified Series
                                                    Trust, and CCMI Funds since October 2004; Chief Compliance
Chief Compliance Officer, October 2004 to present   Officer of Unified Financial Securities, Inc., the Trust's
                                                    distributor, since December 2004 and from 1997 to 2000, Chairman from 1997 to December 2004, President from 1997 to 2000;
                                                    Director of Compliance of Unified Fund Services, Inc., the
                                                    Trust's administrator, from October 2003 to September 2004;
                                                    Chief Compliance Officer of Unified Financial Services, Inc.,
                                                    the parent company of the Trust's administrator and distributor, from 2000 to 2004.
--------------------------------------------------- ------------------------------------------------------------------

* The address for each trustee and officer is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 26 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Fund Complex.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

----------------------------------------------------- ----------------------------------------------------------------
NAME, ADDRESS*, (DATE OF BIRTH), POSITION WITH FUND   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
COMPLEX,** TERM OF POSITION WITH TRUST                AND OTHER  DIRECTORSHIPS
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992; Trustee of AmeriPrime
Trustee, July 2002 to present                         Funds since 1995 and Unified Series Trust since December 2002;
                                                      Trustee of CCMI Funds since June 2003; Trustee of Access
                                                      Variable Insurance Trust since April 2003.
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder of The Rose, Inc., a registered
                                                      investment advisor, since April 1993; Trustee of AmeriPrime
Chairman, December 2004 to present                    Funds and Unified Series Trust since December 2002; Trustee of
Trustee, November 2002 to present                     CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               President of International Crankshaft Inc., an automotive
                                                      equipment manufacturing company, since 2004, Vice President
Trustee, November 2002 to present                     and General Manager from 1990 to 2003; Trustee of The Unified
                                                      Funds from 1994 to 2002; Trustee of Firstar Select Funds, a
                                                      REIT mutual fund, from 1997 to 2000; Trustee of AmeriPrime
                                                      Funds and Unified Series Trust since December 2002; Trustee of
                                                      CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------

* The address for each trustee and officer is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 26 series.

THE FIRST TWO PARAGRAPHS UNDER THE SECTION OF THE SAI ENTITLED FUND SERVICES ARE DELETED IN THEIR ENTIRETY AND REPLACED WITH THE FOLLOWING:

Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or officers or shareholders of Unified Financial Services, Inc. ("UFS"), the parent company of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee of $1.25 per shareholder account (subject to a monthly fee of $1,250).

In addition, Unified provides the Fund with fund accounting services, which include certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Fund's assets up to $50 million, 0.04% of the Fund's assets from $50 million to $100 million, and 0.03% of the Fund's assets over $100 million (subject to various monthly minimum fees, the maximum being $1,667 per month).

THE SECTION OF THE SAI ENTITLED DISTRIBUTOR IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. A Trustee of the Trust is a shareholder of UFS, the parent company of the Distributor, and certain officers of the Trust are a director and/or officers of the Distributor and/or shareholders of UFS. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by UFS.

     This supplement and the Statement of Additional Information dated December 1, 2004 provide the information a prospective investor ought to know before investing and should be retained for future reference. The Statement of Additional Information, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission and can be obtained without charge by calling the Fund at 1-800-528-8069.